Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 444,602	$ 443,367
Less: current regulatory assets	(66,150)	(66,567)
Non-current regulatory assets	378,452	376,800
Total regulatory liabilities	617,787	577,965
Less: current regulatory liabilities	(50,166)	(37,687)
Non-current regulatory liabilities	567,621	540,278
Reduction of regulatory asset	17,350
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	335,687	321,138
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	190,697	184,188
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	12,058	13,214
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	33,822	23,543
Deferred compensation received in relation to lost production
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	8,154	9,398
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	7,338	7,418
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	15,480	10,082
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	14,551	8,984
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	82,154	82,711
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	105,561	105,712
Debt premium
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	52,185	57,406
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	32,935	34,525
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	35,370	35,813
Clean Energy and other customer programs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	21,059	20,582
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	14,165	14,344
Asset retirement
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	18,597	16,080
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	32,905	36,546
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	9,250	9,295
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 40,421	$ 30,353